Warrant liability (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Warrant Liability

	Year ended December 31
	2016	2017	2018
	(in £)
At beginning of year	—	—	1,346,484
Arising during the year	—	1,292,011	375,343
Movement during the year	—	54,473	(716,214)

At December 31	—	1,346,484	1,005,613

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted

The following table lists the weighted average inputs to the models used for the fair value of warrants granted during the year ended December 31:

	Year ended December 31
	2017	2018
	(in £)
Expected volatility (%)	50–51	65
Risk-free interest rate (%)	1.10–1.25	1.56
Expected life of share options (years)	9.6–10	10
Market price of ordinary shares (£)	3.00–3.25	2.31
Model used	Black Scholes	Black Scholes